CASH AND CASH EQUIVALENTS (Schedule of Cash and Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [Abstract]
Cash for immediate withdrawal in USD	$ 13,997	$ 19,067
Cash for immediate withdrawal in New Israeli Shekels ("NIS")	1,290	1,642
Cash for immediate withdrawal in Euro and other currencies	14	63
Cash and cash equivalents	$ 15,301	$ 20,772	$ 28,980	$ 32,325